UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON US DIVERSIFIED CORE ETF

FORM N-Q

JULY 31, 2017

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 0.9%
Adient PLC	24	$1,571
Autoliv Inc.	26	2,818
BorgWarner Inc.	67	3,132
Cooper Tire & Rubber Co.	13	475
Cooper-Standard Holdings Inc.	5	511	*
Dana Inc.	40	949
Delphi Automotive PLC	79	7,143
Dorman Products Inc.	8	625	*
Fox Factory Holding Corp.	17	654	*
Gentex Corp.	72	1,225
Gentherm Inc.	9	301	*
Goodyear Tire & Rubber Co.	78	2,458
LCI Industries	6	641
Lear Corp.	18	2,667
Modine Manufacturing Co.	34	553	*
Standard Motor Products Inc.	8	403
Tenneco Inc.	14	774
Visteon Corp.	10	1,115	*

Total Auto Components		28,015

Automobiles - 1.0%
Ford Motor Co.	738	8,280
General Motors Co.	270	9,715
Harley-Davidson Inc.	41	1,995
Tesla Inc.	25	8,087	*
Thor Industries Inc.	10	1,054
Winnebago Industries Inc.	13	478

Total Automobiles		29,609

Diversified Consumer Services - 1.6%
Adtalem Global Education Inc.	74	2,405
American Public Education Inc.	19	405	*
Bridgepoint Education Inc.	43	418	*
Bright Horizons Family Solutions Inc.	53	4,188	*
Capella Education Co.	15	1,031
Career Education Corp.	73	614	*
Carriage Services Inc.	21	512
Chegg Inc.	70	970	*
Graham Holdings Co., Class B Shares	6	3,554
Grand Canyon Education Inc.	55	4,046	*
H&R Block Inc.	253	7,716
Houghton Mifflin Harcourt Co.	164	1,960	*
K12 Inc.	38	673	*
Laureate Education Inc., Class A Shares	54	919	*
Regis Corp.	88	927	*
Service Corporation International	241	8,370
ServiceMaster Global Holdings Inc.	163	7,165	*
Sotheby’s	49	2,773	*
Strayer Education Inc.	12	943
Weight Watchers International Inc.	31	1,110	*

Total Diversified Consumer Services		50,699

Hotels, Restaurants & Leisure - 1.4%
Aramark	15	598
Carnival Corp.	26	1,736
Chipotle Mexican Grill Inc.	2	688	*
Cracker Barrel Old Country Store Inc.	4	622
Darden Restaurants Inc.	8	671
Dave & Buster’s Entertainment Inc.	9	559	*
Dominos Pizza Inc.	3	560
Dunkin’ Brands Group Inc.	10	530

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Extended Stay America Inc.	32	$633
Hilton Worldwide Holdings Inc.	12	750
Jack in the Box Inc.	4	371
Las Vegas Sands Corp.	38	2,341
Marriott International Inc., Class A Shares	31	3,230
Marriott Vacations Worldwide Corp.	5	584
McDonald’s Corp.	73	11,325
MGM Resorts International	48	1,581
Norwegian Cruise Line Holdings Ltd.	12	661	*
Royal Caribbean Cruises Ltd.	17	1,922
Starbucks Corp.	129	6,963
Texas Roadhouse Inc.	7	331
Vail Resorts Inc.	3	632
Wendy’s Co.	39	602
Wyndham Worldwide Corp.	7	731
Wynn Resorts Ltd.	5	647
Yum! Brands Inc.	33	2,491

Total Hotels, Restaurants & Leisure		41,759

Household Durables - 1.5%
CalAtlantic Group Inc.	16	562
Cavco Industries Inc.	4	522	*
D.R. Horton Inc.	112	3,997
Ethan Allen Interiors Inc.	11	353
Garmin Ltd.	37	1,857
GoPro Inc., Class A Shares	44	363	*
Helen of Troy Ltd.	7	705	*
Installed Building Products Inc.	11	592	*
iRobot Corp.	10	1,055	*
KB Home	25	573
La-Z-Boy Inc.	16	541
Leggett & Platt Inc.	45	2,168
Lennar Corp., Class A Shares	61	3,199
LGI Homes Inc.	16	709	*
M.D.C. Holdings Inc.	13	446
M/I Homes Inc.	15	389	*
Meritage Homes Corp.	11	448	*
Mohawk Industries Inc.	19	4,731	*
Newell Brands Inc.	160	8,435
NVR Inc.	1	2,610	*
PulteGroup Inc.	89	2,173
Taylor Morrison Home Corp., Class A Shares	25	565	*
Tempur Sealy International Inc.	13	750	*
Toll Brothers Inc.	48	1,852
TopBuild Corp.	13	686	*
TRI Pointe Group Inc.	31	412	*
Tupperware Brands Corp.	12	728
Universal Electronics Inc.	6	411	*
Whirlpool Corp.	25	4,447

Total Household Durables		46,279

Internet & Direct Marketing Retail - 2.1%
Amazon.com Inc.	42	41,487	*
Expedia Inc.	12	1,878
Groupon Inc.	97	365	*
Liberty Interactive Corp. QVC Group, Class A Shares	58	1,389	*
Liberty Ventures, Series A Shares	10	606	*
Netflix Inc.	46	8,356	*
Priceline Group Inc.	5	10,142	*
Shutterfly Inc.	7	343	*
TripAdvisor Inc.	16	624	*

Total Internet & Direct Marketing Retail		65,190

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Media - 0.9%
CBS Corp., Class B Shares, Non Voting Shares	16	$1,053
Charter Communications Inc., Class A Shares	8	3,135	*
Comcast Corp., Class A Shares	172	6,957
Discovery Communications Inc., Class A Shares	18	443	*
Discovery Communications Inc., Class C Shares	20	463	*
DISH Network Corp., Class A Shares	10	640	*
Interpublic Group of Cos. Inc.	13	281
Liberty Broadband Corp., Class C Shares	6	595	*
Liberty Global PLC, Class A Shares	15	508	*
Liberty Global PLC, Series C Shares	25	819	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	14	644	*
Omnicom Group Inc.	9	709
Scripps Networks Interactive Inc., Class A Shares	8	699
Time Warner Inc.	30	3,073
Twenty-First Century Fox Inc., Class A Shares	41	1,193
Twenty-First Century Fox Inc., Class B Shares	13	373
Viacom Inc., Class B Shares	15	524
Walt Disney Co.	61	6,706

Total Media		28,815

Multiline Retail - 3.8%
Big Lots Inc.	56	2,782
Dillard’s Inc., Class A Shares	25	1,845
Dollar General Corp.	336	25,254
Dollar Tree Inc.	288	20,759	*
Fred’s Inc., Class A Shares	33	223
J.C. Penney Co. Inc.	327	1,769	*
Kohl’s Corp.	217	8,973
Macy’s Inc.	376	8,930
Nordstrom Inc.	161	7,820
Ollie’s Bargain Outlet Holdings Inc.	59	2,637	*
Sears Holdings Corp.	72	628	*
Target Corp.	649	36,779

Total Multiline Retail		118,399

Specialty Retail - 3.9%
Aaron’s Inc.	21	972
Advance Auto Parts Inc.	17	1,904
American Eagle Outfitters Inc.	52	616
AutoNation Inc.	10	424	*
AutoZone Inc.	7	3,779	*
Bed Bath & Beyond Inc.	38	1,136
Best Buy Co. Inc.	65	3,792
Burlington Stores Inc.	17	1,480	*
Cabela’s Inc.	11	627	*
CarMax Inc.	44	2,915	*
Children’s Place Inc.	6	634
Dick’s Sporting Goods Inc.	25	933
DSW Inc., Class A Shares	22	397
Five Below Inc.	10	483	*
Foot Locker Inc.	32	1,510
GameStop Corp., Class A Shares	30	651
Gap Inc.	63	1,501
Group 1 Automotive Inc.	7	417
Home Depot Inc.	275	41,140
L Brands Inc.	59	2,737
Lithia Motors Inc., Class A Shares	6	620
Lowe’s Cos. Inc.	198	15,325
Michaels Cos. Inc.	29	584	*
Monro Inc.	7	326
Murphy USA Inc.	5	379	*
O’Reilly Automotive Inc.	20	4,086	*
Office Depot Inc.	117	687
Penske Automotive Group Inc.	12	522
RH	10	651	*
Ross Stores Inc.	93	5,145

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Sally Beauty Holdings Inc.	19	$384	*
Select Comfort Corp.	19	642	*
Signet Jewelers Ltd.	19	1,162
Staples Inc.	168	1,705
Tiffany & Co.	28	2,674
TJX Cos. Inc.	149	10,476
Tractor Supply Co.	34	1,908
Ulta Salon, Cosmetics & Fragrance Inc.	13	3,266	*
Urban Outfitters Inc.	37	725	*
Williams-Sonoma Inc.	24	1,114

Total Specialty Retail		120,429

Textiles, Apparel & Luxury Goods - 4.5%
Carter’s Inc.	38	3,296
Coach Inc.	224	10,559
Columbia Sportswear Co.	22	1,333
Crocs Inc.	76	603	*
Deckers Outdoor Corp.	27	1,751	*
Fossil Group Inc.	62	697	*
G-III Apparel Group Ltd.	45	1,171	*
Hanesbrands Inc.	300	6,876
Iconix Brand Group Inc.	55	367	*
Lululemon Athletica Inc.	84	5,178	*
Michael Kors Holdings Ltd.	130	4,737	*
Movado Group Inc.	27	664
NIKE Inc., Class B Shares	1,042	61,530
Oxford Industries Inc.	15	947
PVH Corp.	61	7,277
Ralph Lauren Corp.	47	3,556
Skechers USA Inc., Class A Shares	107	3,006	*
Steven Madden Ltd.	40	1,640	*
Under Armour Inc., Class A Shares	155	3,103	*
Under Armour Inc., Class C Shares	163	2,952	*
Unifi Inc.	14	459	*
V.F. Corp.	272	16,916
Wolverine World Wide Inc.	80	2,256

Total Textiles, Apparel & Luxury Goods		140,874

TOTAL CONSUMER DISCRETIONARY		670,068

CONSUMER STAPLES - 9.5%
Beverages - 1.7%
Brown-Forman Corp., Class B Shares	27	1,334
Coca-Cola Co.	490	22,462
Constellation Brands Inc., Class A Shares	20	3,867
Dr. Pepper Snapple Group Inc.	20	1,823
Molson Coors Brewing Co., Class B Shares	21	1,868
Monster Beverage Corp.	52	2,743	*
PepsiCo Inc.	169	19,707

Total Beverages		53,804

Food & Staples Retailing - 1.8%
Casey’s General Stores Inc.	7	747
Costco Wholesale Corp.	52	8,243
CVS Health Corp.	129	10,311
Kroger Co.	119	2,918
PriceSmart Inc.	4	337
Rite Aid Corp.	193	432	*
SpartanNash Co.	16	444
Sprouts Farmers Market Inc.	28	674	*
Sysco Corp.	60	3,157
United Natural Foods Inc.	9	347	*
US Foods Holding Corp.	16	450	*
Wal-Mart Stores Inc.	188	15,038
Walgreens Boots Alliance Inc.	116	9,358
Whole Foods Market Inc.	43	1,796

Total Food & Staples Retailing		54,252

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Food Products - 1.7%
Archer-Daniels-Midland Co.	83	$3,501
B&G Foods Inc.	13	471
Blue Buffalo Pet Products Inc.	16	358	*
Bunge Ltd.	21	1,646
Calavo Growers Inc.	6	444
Campbell Soup Co.	25	1,321
Conagra Brands Inc.	58	1,986
Darling Ingredients Inc.	38	618	*
Dean Foods Co.	22	330
Flowers Foods Inc.	42	739
Fresh Del Monte Produce Inc.	8	412
General Mills Inc.	79	4,397
Hain Celestial Group Inc.	23	1,028	*
Hershey Co.	19	2,001
Hormel Foods Corp.	40	1,367
Ingredion Inc.	9	1,110
J&J Snack Foods Corp.	3	394
J.M. Smucker Co.	15	1,829
John B. Sanfilippo & Son Inc.	6	386
Kellogg Co.	36	2,448
Kraft Heinz Co.	85	7,434
Lamb Weston Holdings Inc.	17	748
Lancaster Colony Corp.	4	490
McCormick & Co. Inc., Non Voting Shares	14	1,334
Mondelez International Inc., Class A Shares	211	9,288
Pinnacle Foods Inc.	14	831
Post Holdings Inc.	13	1,082	*
Sanderson Farms Inc.	4	523
Snyder’s-Lance Inc.	16	557
TreeHouse Foods Inc.	12	1,018	*
Tyson Foods Inc., Class A Shares	39	2,471

Total Food Products		52,562

Household Products - 1.8%
Church & Dwight Co. Inc.	34	1,814
Clorox Co.	16	2,136
Colgate-Palmolive Co.	122	8,808
Energizer Holdings Inc.	15	691
HRG Group Inc.	23	381	*
Kimberly-Clark Corp.	52	6,404
Procter & Gamble Co.	367	33,331
Spectrum Brands Holdings Inc.	6	693
WD-40 Co.	3	320

Total Household Products		54,578

Personal Products - 1.0%
Avon Products Inc.	326	1,187	*
Coty Inc., Class A Shares	306	6,267
Edgewell Personal Care Co.	35	2,527	*
Estee Lauder Cos. Inc., Class A Shares	133	13,166
Herbalife Ltd.	45	2,993	*
Inter Parfums Inc.	21	815
Medifast Inc.	15	640
Nu Skin Enterprises Inc., Class A Shares	34	2,154
Revlon Inc., Class A Shares	16	313	*
USANA Health Sciences Inc.	14	799	*

Total Personal Products		30,861

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Tobacco - 1.5%
Altria Group Inc.	265	$17,217
British American Tobacco PLC, ADR	61	3,815
Philip Morris International Inc.	218	25,443
Universal Corp.	8	512
Vector Group Ltd.	35	704

Total Tobacco		47,691

TOTAL CONSUMER STAPLES		293,748

ENERGY - 3.5%
Energy Equipment & Services - 1.7%
Baker Hughes a GE Co.	95	3,504
Core Laboratories NV	13	1,307
Dril-Quip Inc.	13	580	*
Forum Energy Technologies Inc.	23	305	*
Halliburton Co.	205	8,700
Helmerich & Payne Inc.	30	1,518
McDermott International Inc.	93	630	*
Nabors Industries Ltd.	45	347
National-Oilwell Varco Inc.	94	3,075
Noble Corp. PLC	164	656
Oceaneering International Inc.	42	1,077
Oil States International Inc.	17	422	*
Patterson-UTI Energy Inc.	64	1,238
Rowan Cos. PLC, Class A Shares	48	560	*
RPC Inc.	19	393
Schlumberger Ltd.	328	22,501
Superior Energy Services Inc.	72	775	*
TechnipFMC PLC	107	3,054	*
Transocean Ltd.	132	1,142	*
US Silica Holdings Inc.	28	816
Weatherford International PLC	141	629	*

Total Energy Equipment & Services		53,229

Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	35	1,599
Andeavor	4	398
Apache Corp.	26	1,287
Cabot Oil & Gas Corp.	15	373
Cheniere Energy Inc.	8	362	*
Chevron Corp.	91	9,936
Cimarex Energy Co.	10	990
Concho Resources Inc.	9	1,172	*
ConocoPhillips	64	2,904
Devon Energy Corp.	36	1,199
Diamondback Energy Inc.	4	384	*
EOG Resources Inc.	30	2,854
EQT Corp.	9	573
Exxon Mobil Corp.	194	15,528
Hess Corp.	8	356
Kinder Morgan Inc.	109	2,227
Marathon Oil Corp.	36	440
Marathon Petroleum Corp.	29	1,624
Noble Energy Inc.	13	376
Occidental Petroleum Corp.	41	2,539
ONEOK Inc.	18	1,018
Parsley Energy Inc., Class A Shares	19	556	*
Phillips 66	23	1,926
Pioneer Natural Resources Co.	9	1,468
Range Resources Corp.	29	612
Targa Resources Corp.	11	511
Valero Energy Corp.	23	1,586
Williams Cos. Inc.	50	1,589
WPX Energy Inc.	58	625	*

Total Oil, Gas & Consumable Fuels		57,012

TOTAL ENERGY		110,241

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
FINANCIALS - 12.0%
Banks - 1.7%
1st Source Corp.	12	$589
Bank of America Corp.	321	7,743
Bank of Hawaii Corp.	8	669
BB&T Corp.	29	1,372
Citigroup Inc.	84	5,750
Citizens Financial Group Inc.	26	912
Comerica Inc.	9	651
Cullen/Frost Bankers Inc.	7	636
Eagle Bancorp Inc.	11	687	*
East-West Bancorp Inc.	11	627
Fifth Third Bancorp	19	507
First Citizens BancShares Inc., Class A Shares	2	736
First Republic Bank	5	502
FNB Corp.	50	685
Huntington Bancshares Inc.	61	808
JPMorgan Chase & Co.	107	9,823
KeyCorp	26	469
M&T Bank Corp.	3	490
PacWest Bancorp	19	912
PNC Financial Services Group Inc.	14	1,803
Popular Inc.	16	674
Regions Financial Corp.	39	569
Sterling Bancorp	32	739
Sun Bancorp Inc.	50	1,218
SunTrust Banks Inc.	11	630
SVB Financial Group	4	714	*
U.S. Bancorp	48	2,533
Wells Fargo & Co.	145	7,821
Zions Bancorp	15	680

Total Banks		51,949

Capital Markets - 1.6%
Affiliated Managers Group Inc.	4	743
Ameriprise Financial Inc.	12	1,739
Arlington Asset Investment Corp., Class A Shares	41	529
Bank of New York Mellon Corp.	72	3,818
BlackRock Inc.	8	3,412
CBOE Holdings Inc.	8	756
Charles Schwab Corp.	94	4,033
CME Group Inc.	23	2,820
E*TRADE Financial Corp.	13	533	*
Eaton Vance Corp.	9	442
FactSet Research Systems Inc.	4	669
Franklin Resources Inc.	25	1,119
Goldman Sachs Group Inc.	26	5,859
Intercontinental Exchange Inc.	43	2,869
Invesco Ltd.	34	1,182
Janus Henderson Group PLC	21	703	*
MarketAxess Holdings Inc.	3	609
Moody’s Corp.	11	1,448
Morgan Stanley	106	4,971
Morningstar Inc.	5	413
MSCI Inc.	8	872
Nasdaq Inc.	10	744
Northern Trust Corp.	16	1,400
Raymond James Financial Inc.	6	499
S&P Global Inc.	16	2,457
SEI Investments Co.	12	678
State Street Corp.	28	2,610
T. Rowe Price Group Inc.	15	1,241
TD Ameritrade Holding Corp.	26	1,189

Total Capital Markets		50,357

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Consumer Finance - 1.7%
Ally Financial Inc.	134	$3,034
American Express Co.	210	17,898
Capital One Financial Corp.	133	11,462
Credit Acceptance Corp.	2	498	*
Discover Financial Services	106	6,460
Encore Capital Group Inc.	15	601	*
FirstCash Inc.	12	698
Green Dot Corp., Class A Shares	16	644	*
LendingClub Corp.	96	487	*
Navient Corp.	96	1,416
OneMain Holdings Inc.	17	455	*
PRA Group Inc.	16	627	*
SLM Corp.	132	1,462	*
Synchrony Financial	230	6,974

Total Consumer Finance		52,716

Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class B Shares	265	46,367	*
FNFV Group	47	811	*
Leucadia National Corp.	78	2,030
Texas Pacific Land Trust	2	664
Voya Financial Inc.	51	2,001

Total Diversified Financial Services		51,873

Insurance - 1.4%
AFLAC Inc.	23	1,834
Alleghany Corp.	1	613	*
Allstate Corp.	23	2,093
American Financial Group Inc.	4	406
American International Group Inc.	63	4,123
Aon PLC	15	2,073
Arch Capital Group Ltd.	7	681	*
Arthur J. Gallagher & Co.	7	412
Assurant Inc.	4	421
Assured Guaranty Ltd.	11	495
Axis Capital Holdings Ltd.	9	581
Brown & Brown Inc.	8	357
Chubb Ltd.	24	3,515
Cincinnati Financial Corp.	5	381
CNO Financial Group Inc.	22	503
Everest Re Group Ltd.	3	787
First American Financial Corp.	8	387
FNF Group	23	1,124
Hartford Financial Services Group Inc.	24	1,320
Lincoln National Corp.	19	1,388
Loews Corp.	7	341
Markel Corp.	1	1,071	*
Marsh & McLennan Cos. Inc.	28	2,183
MetLife Inc.	65	3,575
Old Republic International Corp.	16	314
Principal Financial Group Inc.	23	1,535
Progressive Corp.	37	1,744
Prudential Financial Inc.	26	2,944
Reinsurance Group of America Inc.	4	561
RenaissanceRe Holdings Ltd.	4	588
Torchmark Corp.	5	395
Travelers Cos. Inc.	17	2,178
Unum Group	16	802
Validus Holdings Ltd.	12	645
W.R. Berkley Corp.	5	345
Willis Towers Watson PLC	5	744
XL Group Ltd.	15	666

Total Insurance		44,125

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment (REITs) - 2.2%
AG Mortgage Investment Trust Inc.	46	$847
AGNC Investment Corp.	383	8,112
Annaly Capital Management Inc.	1,158	13,931
Anworth Mortgage Asset Corp.	108	650
Apollo Commercial Real Estate Finance Inc.	93	1,677
Arbor Realty Trust, Inc.	96	792
ARMOUR Residential REIT Inc.	54	1,364
Blackstone Mortgage Trust Inc., Class A Shares	74	2,284
Capstead Mortgage Corp.	111	1,086
Chimera Investment Corp.	184	3,463
CYS Investments Inc.	230	1,957
Dynex Capital Inc.	105	725
Hannon Armstrong Sustainable Infrastructure Capital Inc.	71	1,651
Invesco Mortgage Capital Inc.	122	2,029
Ladder Capital Corp.	93	1,224
MFA Financial Inc.	483	4,101
MTGE Investment Corp.	56	1,042
New Residential Investment Corp.	360	6,120
New York Mortgage Trust Inc.	233	1,472
Pennymac Mortgage Investment Trust	78	1,373
Redwood Trust Inc.	94	1,623
Resource Capital Corp.	91	933
Starwood Property Trust Inc.	256	5,642
Sutherland Asset Management Corp.	67	992
Two Harbors Investment Corp.	362	3,580

Total Mortgage Real Estate Investment (REITs)		68,670

Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	95	1,917
Bank Mutual Corp.	48	478
Beneficial Bancorp Inc.	65	1,014
BofI Holding Inc.	67	1,867	*
Capitol Federal Financial Inc.	136	1,939
Dime Community Bancshares Inc.	23	478
Essent Group Ltd.	77	2,958	*
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	686
First Defiance Financial Corp.	15	776
Flagstar Bancorp Inc.	31	1,009	*
HomeStreet Inc.	35	919	*
Kearny Financial Corp.	74	1,081
LendingTree Inc.	9	1,986	*
Meridian Bancorp Inc.	49	865
Meta Financial Group Inc.	8	570
MGIC Investment Corp.	374	4,365	*
Nationstar Mortgage Holdings Inc.	28	499	*
New York Community Bancorp Inc.	456	5,987
NMI Holdings Inc., Class A Shares	48	566	*
Northfield Bancorp Inc.	47	789
Northwest Bancshares Inc.	105	1,691
OceanFirst Financial Corp.	35	948
Ocwen Financial Corp.	175	502	*
Oritani Financial Corp.	135	2,241
PHH Corp.	47	648	*
Provident Financial Services Inc.	67	1,777
Radian Group Inc.	228	3,972
TFS Financial Corp.	48	767
United Financial Bancorp Inc.	78	1,411
Walker & Dunlop Inc.	36	1,809	*
Washington Federal Inc.	109	3,646
Waterstone Financial Inc.	24	452
WSFS Financial Corp.	37	1,671

Total Thrifts & Mortgage Finance		52,284

TOTAL FINANCIALS		371,974

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
HEALTH CARE - 11.7%
Biotechnology - 2.2%
AbbVie Inc.	144	$10,067
ACADIA Pharmaceuticals Inc.	17	506	*
Alexion Pharmaceuticals Inc.	18	2,472	*
Alkermes PLC	21	1,143	*
Alnylam Pharmaceuticals Inc.	8	662	*
Amgen Inc.	69	12,041
Biogen Inc.	20	5,792	*
BioMarin Pharmaceutical Inc.	19	1,667	*
Bioverativ Inc.	10	620	*
Bluebird Bio Inc.	7	660	*
Celgene Corp.	66	8,937	*
Clovis Oncology Inc.	6	509	*
Dyax Corp., Contingent Value Rights	15	0	*(a)(b)(c)
Exact Sciences Corp.	18	698	*
Exelixis Inc.	38	1,030	*
Gilead Sciences Inc.	116	8,826
Incyte Corp.	14	1,866	*
Ionis Pharmaceuticals Inc.	10	524	*
Kite Pharma Inc.	4	434	*
Ligand Pharmaceuticals Inc.	3	363	*
Neurocrine Biosciences Inc.	9	432	*
Portola Pharmaceuticals Inc.	11	679	*
Regeneron Pharmaceuticals Inc.	7	3,441	*
Seattle Genetics Inc.	11	556	*
Tesaro Inc.	6	766	*
Ultragenyx Pharmaceutical Inc.	7	464	*
United Therapeutics Corp.	5	642	*
Vertex Pharmaceuticals Inc.	20	3,036	*

Total Biotechnology		68,833

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	167	8,213
ABIOMED Inc.	4	592	*
Alere Inc.	12	605	*
Align Technology Inc.	6	1,003	*
Baxter International Inc.	49	2,964
Becton, Dickinson & Co.	22	4,431
Boston Scientific Corp.	137	3,647	*
C.R. Bard Inc.	7	2,244
Cantel Medical Corp.	5	371
Cooper Cos. Inc.	4	976
Danaher Corp.	58	4,726
Dentsply Sirona Inc.	24	1,489
DexCom Inc.	7	466	*
Edwards Lifesciences Corp.	22	2,534	*
Globus Medical Inc., Class A Shares	15	461	*
Halyard Health Inc.	11	442	*
Hill-Rom Holdings Inc.	6	447
Hologic Inc.	26	1,150	*
IDEXX Laboratories Inc.	8	1,332	*
Insulet Corp.	13	654	*
Integra LifeSciences Holdings Corp.	8	397	*
Intuitive Surgical Inc.	4	3,753	*
LivaNova PLC	9	548	*
Masimo Corp.	7	662	*
Medtronic PLC	130	10,916
Neogen Corp.	10	659	*
NuVasive Inc.	5	329	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
NxStage Medical Inc.	14	$330	*
Penumbra Inc.	5	408	*
ResMed Inc.	15	1,157
STERIS PLC	8	655
Stryker Corp.	35	5,149
Teleflex Inc.	4	829
Varian Medical Systems Inc.	8	777	*
West Pharmaceutical Services Inc.	6	532
Wright Medical Group NV	16	420	*
Zimmer Biomet Holdings Inc.	19	2,305

Total Health Care Equipment & Supplies		68,573

Health Care Providers & Services - 1.4%
Aetna Inc.	26	4,012
AmerisourceBergen Corp.	10	938
Anthem Inc.	19	3,538
Cardinal Health Inc.	17	1,313
Centene Corp.	15	1,191	*
CIGNA Corp.	19	3,298
DaVita Inc.	8	518	*
Envision Healthcare Corp.	10	564	*
Express Scripts Holding Co.	46	2,882	*
HCA Healthcare Inc.	24	1,928	*
HealthSouth Corp.	8	341
Henry Schein Inc.	4	729	*
Humana Inc.	11	2,543
Laboratory Corporation of America Holdings	5	795	*
LifePoint Health Inc.	6	356	*
McKesson Corp.	16	2,590
Mednax Inc.	12	564	*
Quest Diagnostics Inc.	7	758
UnitedHealth Group Inc.	70	13,427
Universal Health Services Inc., Class B Shares	4	443
VCA Inc.	6	556	*
WellCare Health Plans Inc.	4	708	*

Total Health Care Providers & Services		43,992

Health Care Technology - 1.9%
Allscripts Healthcare Solutions Inc.	237	2,917	*
athenahealth Inc.	48	6,639	*
Cerner Corp.	364	23,431	*
Computer Programs & Systems Inc.	22	674
Cotiviti Holdings Inc.	33	1,421	*
Evolent Health Inc., Class A Shares	50	1,235	*
HealthStream Inc.	27	638	*
HMS Holdings Corp.	109	2,189	*
Inovalon Holdings Inc., Class A Shares	74	940	*
Medidata Solutions Inc.	69	5,300	*
Omnicell Inc.	47	2,331	*
Quality Systems Inc.	66	1,129	*
Veeva Systems Inc., Class A Shares	132	8,416	*
Vocera Communications Inc.	31	845	*

Total Health Care Technology		58,105

Life Sciences Tools & Services - 2.1%
Accelerate Diagnostics Inc.	18	472	*
Agilent Technologies Inc.	105	6,278
Bio-Rad Laboratories Inc., Class A Shares	7	1,649	*
Bio-Techne Corp.	13	1,507
Bruker Corp.	42	1,205
Cambrex Corp.	11	671	*
Charles River Laboratories International Inc.	19	1,866	*
Illumina Inc.	48	8,345	*
INC Research Holdings Inc., Class A Shares	15	825	*
Mettler-Toledo International Inc.	9	5,158	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - (continued)
NeoGenomics Inc.	47	$444	*
PAREXEL International Corp.	16	1,400	*
Patheon NV	18	629	*
PerkinElmer Inc.	37	2,436
PRA Health Sciences Inc.	12	893	*
Quintiles IMS Holdings Inc.	54	4,890	*
Thermo Fisher Scientific Inc.	127	22,292
VWR Corp.	26	858	*
Waters Corp.	26	4,509	*

Total Life Sciences Tools & Services		66,327

Pharmaceuticals - 1.9%
Allergan PLC	18	4,542
Bristol-Myers Squibb Co.	91	5,178
Catalent Inc.	17	590	*
Eli Lilly & Co.	53	4,381
Jazz Pharmaceuticals PLC	5	768	*
Johnson & Johnson	137	18,183
Mallinckrodt PLC	9	412	*
Medicines Co.	11	423	*
Merck & Co. Inc.	143	9,135
Mylan NV	31	1,209	*
Perrigo Co. PLC	11	824
Pfizer Inc.	314	10,412
Prestige Brands Holdings Inc.	6	322	*
Zoetis Inc.	26	1,625

Total Pharmaceuticals		58,004

TOTAL HEALTH CARE		363,834

INDUSTRIALS - 16.6%
Aerospace & Defense - 1.5%
Arconic Inc.	28	694
Boeing Co.	51	12,365
BWX Technologies Inc.	8	421
Curtiss-Wright Corp.	7	675
General Dynamics Corp.	19	3,730
Hexcel Corp.	11	563
Huntington Ingalls Industries Inc.	5	1,031
L3 Technologies Inc.	7	1,225
Lockheed Martin Corp.	21	6,135
Northrop Grumman Corp.	13	3,421
Orbital ATK Inc.	4	409
Raytheon Co.	23	3,951
Rockwell Collins Inc.	16	1,704
Spirit AeroSystems Holdings Inc., Class A Shares	11	665
Teledyne Technologies Inc.	5	682	*
Textron Inc.	19	933
TransDigm Group Inc.	5	1,411
United Technologies Corp.	64	7,588

Total Aerospace & Defense		47,603

Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide Inc.	44	2,886
Expeditors International of Washington Inc.	53	3,121
FedEx Corp.	78	16,226
Forward Air Corp.	7	363
Hub Group Inc., Class A Shares	24	817	*
United Parcel Service Inc., Class B Shares	212	23,382
XPO Logistics Inc.	40	2,404	*

Total Air Freight & Logistics		49,199

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Building Products - 1.6%
AAON Inc.	20	$676
Advanced Drainage Systems Inc.	15	308
Allegion PLC	39	3,168
American Woodmark Corp.	6	589	*
AO Smith Corp.	59	3,159
Apogee Enterprises Inc.	17	886
Armstrong World Industries Inc.	19	922	*
Builders FirstSource Inc.	47	736	*
Continental Building Products Inc.	15	330	*
CSW Industrials Inc.	9	351	*
Fortune Brands Home & Security Inc.	62	4,072
Gibraltar Industries Inc.	13	388	*
Griffon Corp.	25	513
Insteel Industries Inc.	23	605
JELD-WEN Holding Inc.	28	914	*
Johnson Controls International PLC	379	14,762
Lennox International Inc.	16	2,736
Masco Corp.	128	4,881
Masonite International Corp.	12	932	*
NCI Building Systems Inc.	22	396	*
Owens Corning	40	2,682
Patrick Industries Inc.	8	609	*
PGT Innovations Inc.	33	429	*
Quanex Building Products Corp.	23	495
Simpson Manufacturing Co. Inc.	17	753
Trex Co. Inc.	7	526	*
Universal Forest Products Inc.	9	755
USG Corp.	45	1,217	*

Total Building Products		48,790

Commercial Services & Supplies - 1.4%
ABM Industries Inc.	9	402
ACCO Brands Corp.	40	466	*
Brady Corp., Class A Shares	11	365
Brink’s Co.	16	1,250
Cintas Corp.	24	3,236
Clean Harbors Inc.	11	625	*
Copart Inc.	64	2,015	*
Covanta Holding Corp.	53	800
Deluxe Corp.	17	1,227
Healthcare Services Group Inc.	26	1,359
Herman Miller Inc.	16	539
HNI Corp.	8	302
Interface Inc.	30	569
KAR Auction Services Inc.	39	1,640
Kimball International Inc., Class B Shares	43	717
Knoll Inc.	16	310
Matthews International Corp., Class A Shares	10	656
McGrath RentCorp	11	391
Mobile Mini Inc.	33	1,016
MSA Safety Inc.	6	481
Multi-Color Corp.	6	483
Pitney Bowes Inc.	68	1,070
Republic Services Inc.	62	3,982
Rollins Inc.	27	1,172
Stericycle Inc.	27	2,081	*
Team Inc.	15	215	*
Tetra Technology Inc.	23	1,091
UniFirst Corp.	3	427
US Ecology Inc.	7	363
Viad Corp.	9	482
Waste Connections Inc.	80	5,198
Waste Management Inc.	127	9,544
West Corp.	23	538

Total Commercial Services & Supplies		45,012

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Construction & Engineering - 1.9%
AECOM	188	$5,997	*
Aegion Corp.	63	1,508	*
Argan Inc.	20	1,289
Chicago Bridge & Iron Co. NV	141	2,642
Comfort Systems USA Inc.	50	1,665
Dycom Industries Inc.	38	3,443	*
EMCOR Group Inc.	68	4,590
Fluor Corp.	165	7,166
Granite Construction Inc.	50	2,451
Great Lakes Dredge and Dock Co.	154	608	*
Jacobs Engineering Group Inc.	141	7,434
KBR Inc.	184	2,745
MasTec Inc.	81	3,742	*
MYR Group Inc.	17	541	*
Primoris Services Corp.	62	1,545
Quanta Services Inc.	178	6,004	*
Tutor Perini Corp.	56	1,490	*
Valmont Industries Inc.	26	3,970

Total Construction & Engineering		58,830

Electrical Equipment - 1.8%
Acuity Brands Inc.	18	3,648
AMETEK Inc.	85	5,234
Atkore International Group Inc.	27	562	*
AZZ Inc.	7	355
Eaton Corp. PLC	168	13,146
Emerson Electric Co.	241	14,366
Encore Wire Corp.	13	580
EnerSys	21	1,518
Generac Holdings Inc.	17	611	*
General Cable Corp.	29	560
Hubbell Inc.	20	2,376
Regal Beloit Corp.	19	1,583
Rockwell Automation Inc.	47	7,756
Sensata Technologies Holding NV	66	2,978	*
Thermon Group Holdings Inc.	18	322	*

Total Electrical Equipment		55,595

Industrial Conglomerates - 0.9%
3M Co.	35	7,041
General Electric Co.	519	13,292
Honeywell International Inc.	38	5,172
Roper Technologies Inc.	6	1,395

Total Industrial Conglomerates		26,900

Machinery - 1.6%
AGCO Corp.	6	433
Allison Transmission Holdings Inc.	12	454
Barnes Group Inc.	6	361
Caterpillar Inc.	66	7,521
Colfax Corp.	12	495	*
Crane Co.	6	453
Cummins Inc.	17	2,854
Deere & Co.	30	3,848
Donaldson Co. Inc.	10	475
Dover Corp.	13	1,092
ESCO Technologies Inc.	8	494
Flowserve Corp.	11	452
Fortive Corp.	31	2,007
Graco Inc.	5	580
Hillenbrand Inc.	17	612
IDEX Corp.	6	699
Illinois Tool Works Inc.	33	4,644
Ingersoll-Rand PLC	31	2,724

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Machinery - (continued)
ITT Inc.	14	$574
John Bean Technologies Corp.	6	554
Kennametal Inc.	16	590
Lincoln Electric Holdings Inc.	5	436
Middleby Corp.	5	653	*
Nordson Corp.	5	635
Oshkosh Corp.	7	482
PACCAR Inc.	31	2,122
Parker Hannifin Corp.	16	2,656
Pentair PLC	16	1,009
RBC Bearings Inc.	4	413	*
Rexnord Corp.	17	394	*
Snap-on Inc.	5	771
Standex International Corp.	4	384
Stanley Black & Decker Inc.	14	1,970
Terex Corp.	16	630
Timken Co.	10	455
Toro Co.	8	569
Trinity Industries Inc.	28	768
WABCO Holdings Inc.	5	688	*
Wabtec Corp.	9	678
Watts Water Technologies Inc., Class A Shares	6	386
Welbilt Inc.	20	390	*
Woodward Inc.	6	420
Xylem Inc.	15	851

Total Machinery		49,676

Professional Services - 1.0%
Advisory Board Co.	17	955	*
CBIZ Inc.	30	445	*
Dun & Bradstreet Corp.	10	1,108
Equifax Inc.	33	4,799
Exponent Inc.	6	391
FTI Consulting Inc.	13	427	*
ICF International Inc.	8	362	*
IHS Markit Ltd.	103	4,805	*
Insperity Inc.	6	453
Kelly Services Inc., Class A Shares	19	423
Kforce Inc.	21	393
Korn/Ferry International	20	669
Manpowergroup Inc.	18	1,929
Navigant Consulting Inc.	18	305	*
Nielsen Holdings PLC	101	4,344
On Assignment Inc.	15	739	*
Resources Connection Inc.	33	441
Robert Half International Inc.	38	1,719
RPX Corp.	48	656	*
TransUnion	33	1,512	*
TriNet Group Inc.	18	630	*
TrueBlue Inc.	21	537	*
Verisk Analytics Inc.	45	3,927	*
WageWorks Inc.	11	717	*

Total Professional Services		32,686

Road & Rail - 1.5%
AMERCO	2	777
Avis Budget Group Inc.	18	554	*
CSX Corp.	202	9,967
Genesee & Wyoming Inc., Class A Shares	10	652	*
Heartland Express Inc.	17	359
J.B. Hunt Transport Services Inc.	17	1,542
Kansas City Southern	24	2,477
Knight Transportation Inc.	11	392
Landstar System Inc.	7	582
Marten Transport Ltd.	36	574

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Road & Rail - (continued)
Norfolk Southern Corp.	63	$7,092
Old Dominion Freight Line Inc.	11	1,055
Ryder System Inc.	9	655
Saia Inc.	13	707	*
Swift Transportation Co.	22	561	*
Union Pacific Corp.	174	17,915
Werner Enterprises Inc.	13	385

Total Road & Rail		46,246

Trading Companies & Distributors - 1.8%
Air Lease Corp.	68	2,691
Aircastle Ltd.	32	753
Applied Industrial Technologies Inc.	29	1,638
Beacon Roofing Supply Inc.	42	1,929	*
BMC Stock Holdings Inc.	55	1,210	*
DXP Enterprises Inc.	24	686	*
Fastenal Co.	199	8,549
GATX Corp.	30	1,855
GMS Inc.	23	690	*
H&E Equipment Services Inc.	38	858
HD Supply Holdings Inc.	138	4,484	*
Herc Holdings Inc.	9	408	*
Kaman Corp.	14	716
MRC Global Inc.	52	850	*
MSC Industrial Direct Co. Inc., Class A Shares	31	2,208
NOW Inc.	108	1,720	*
Rush Enterprises Inc., Class A Shares	16	690	*
SiteOne Landscape Supply Inc.	19	998	*
Titan Machinery Inc.	34	607	*
Triton International Ltd.	35	1,262
United Rentals Inc.	58	6,900	*
Univar Inc.	75	2,328	*
Veritiv Corp.	10	372	*
W. W. Grainger Inc.	39	6,503
Watsco Inc.	20	3,015
WESCO International Inc.	36	1,845	*

Total Trading Companies & Distributors		55,765

TOTAL INDUSTRIALS		516,302

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.0%
Arista Networks Inc.	5	747	*
ARRIS International PLC	21	587	*
Brocade Communications Systems Inc.	53	669
Ciena Corp.	21	541	*
Cisco Systems Inc.	498	15,662
CommScope Holding Co. Inc.	17	625	*
EchoStar Corp., Class A Shares	12	729	*
F5 Networks Inc.	8	966	*
Finisar Corp.	18	490	*
Harris Corp.	14	1,603
Infinera Corp.	34	399	*
InterDigital Inc.	7	510
Juniper Networks Inc.	34	950
Lumentum Holdings Inc.	10	626	*
Motorola Solutions Inc.	18	1,632
NETGEAR Inc.	7	335	*
NetScout Systems Inc.	17	587	*
Palo Alto Networks Inc.	10	1,318	*
Plantronics Inc.	7	316
ViaSat Inc.	5	330	*
Viavi Solutions Inc.	54	592	*

Total Communications Equipment		30,214

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A Shares	45	$3,448
Anixter International Inc.	7	551	*
Arrow Electronics Inc.	13	1,057	*
Avnet Inc.	21	806
Badger Meter Inc.	10	452
Belden Inc.	6	432
Benchmark Electronics Inc.	14	471	*
CDW Corp.	22	1,395
Cognex Corp.	10	951
Coherent Inc.	4	1,060	*
Corning Inc.	120	3,497
Dolby Laboratories Inc., Class A Shares	9	466
Fabrinet	9	405	*
Flex Ltd.	84	1,343	*
FLIR Systems Inc.	16	597
IPG Photonics Corp.	7	1,068	*
Itron Inc.	8	584	*
Jabill Inc.	20	610
Keysight Technologies Inc.	26	1,081	*
Knowles Corp.	30	454	*
Littelfuse Inc.	3	540
Methode Electronics Inc.	11	437
National Instruments Corp.	21	864
OSI Systems Inc.	5	400	*
Plexus Corp.	8	429	*
Rogers Corp.	5	590	*
Sanmina Corp.	14	502	*
ScanSource Inc.	9	356	*
SYNNEX Corp.	3	357
TE Connectivity Ltd.	45	3,618
Tech Data Corp.	4	410	*
Trimble Inc.	37	1,385	*
Universal Display Corp.	6	724
VeriFone Systems Inc.	19	371	*
Vishay Intertechnology Inc.	25	446
Zebra Technologies Corp., Class A Shares	6	610	*

Total Electronic Equipment, Instruments & Components		32,767

Internet Software & Services - 2.0%
Akamai Technologies Inc.	12	566	*
Alphabet Inc., Class A Shares	17	16,073	*
Alphabet Inc., Class C Shares	17	15,819	*
Cimpress NV	4	353	*
CoStar Group Inc.	3	827	*
eBay Inc.	55	1,965	*
Facebook Inc., Class A Shares	132	22,341	*
IAC/InterActiveCorp	7	732	*
j2 Global Inc.	6	508
MercadoLibre Inc.	3	865
Twitter Inc.	38	611	*
VeriSign Inc.	6	607	*
WebMD Health Corp.	6	398	*
Zillow Group Inc., Class C Shares	12	542	*

Total Internet Software & Services		62,207

IT Services - 0.9%
Accenture PLC, Class A Shares	20	2,576
Alliance Data Systems Corp.	2	483
Automatic Data Processing Inc.	14	1,665
Broadridge Financial Solutions Inc.	5	379
Cognizant Technology Solutions Corp., Class A Shares	20	1,386
DXC Technology Co.	10	784
Fidelity National Information Services Inc.	10	912
Fiserv Inc.	7	900	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
IT Services - (continued)
FleetCor Technologies Inc.	4	$608	*
Gartner Inc.	5	642	*
Global Payments Inc.	5	472
International Business Machines Corp.	26	3,762
Jack Henry & Associates Inc.	4	429
MasterCard Inc., Class A Shares	32	4,090
Paychex Inc.	8	463
PayPal Holdings Inc.	35	2,049	*
Sabre Corp.	18	398
Total System Services Inc.	6	381
Vantiv Inc., Class A Shares	6	381	*
Visa Inc., Class A Shares	65	6,471
Western Union Co.	17	336

Total IT Services		29,567

Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices Inc.	37	503	*
Analog Devices Inc.	11	869
Applied Materials Inc.	41	1,817
Broadcom Ltd.	12	2,960
Cypress Semiconductor Corp.	30	426
Intel Corp.	153	5,427
KLA-Tencor Corp.	6	556
Lam Research Corp.	6	957
Marvell Technology Group Ltd.	35	545
Maxim Integrated Products Inc.	10	454
Microchip Technology Inc.	8	640
Micron Technology Inc.	39	1,097	*
NVIDIA Corp.	17	2,763
Qorvo Inc.	6	411	*
QUALCOMM Inc.	50	2,659
Skyworks Solutions Inc.	9	944
Texas Instruments Inc.	32	2,604
Xilinx Inc.	10	633

Total Semiconductors & Semiconductor Equipment		26,265

Software - 0.9%
Activision Blizzard Inc.	18	1,112
Adobe Systems Inc.	11	1,611	*
ANSYS Inc.	4	518	*
Autodesk Inc.	7	776	*
Cadence Design Systems Inc.	14	517	*
CDK Global Inc.	6	395
Citrix Systems Inc.	4	316	*
Electronic Arts Inc.	10	1,167	*
Intuit Inc.	7	960
Microsoft Corp.	171	12,432
Oracle Corp.	74	3,695
Salesforce.com Inc.	19	1,725	*
ServiceNow Inc.	5	552	*
Splunk Inc.	7	420	*
SS&C Technologies Holdings Inc.	10	388
Symantec Corp.	15	465

Synopsys Inc.	6	459	*
Tyler Technologies Inc.	2	344	*

Total Software		27,852

Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc.	155	23,053
Hewlett Packard Enterprise Co.	54	946
HP Inc.	57	1,089
NetApp Inc.	11	478
Seagate Technology PLC	12	395
Western Digital Corp.	9	766
Xerox Corp.	11	337

Total Technology Hardware, Storage & Peripherals		27,064

TOTAL INFORMATION TECHNOLOGY		235,936

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
MATERIALS - 5.5%
Chemicals - 1.0%
Air Products & Chemicals Inc.	15	$2,132
Albemarle Corp.	7	811
Axalta Coating Systems Ltd.	11	347	*
Cabot Corp.	7	380
Celanese Corp., Series A Shares	9	866
CF Industries Holdings Inc.	15	440
Chemours Co.	18	857
Dow Chemical Co.	62	3,983
E.I. du Pont de Nemours & Co.	47	3,864
Eastman Chemical Co.	9	748
Ecolab Inc.	11	1,448
FMC Corp.	9	687
H.B. Fuller Co.	8	412
Huntsman Corp.	28	745
Ingevity Corp.	9	527	*
International Flavors & Fragrances Inc.	5	666
LyondellBasell Industries NV, Class A Shares	18	1,622
Minerals Technologies Inc.	5	354
Monsanto Co.	21	2,453
Mosaic Co.	20	483
NewMarket Corp.	1	460
Olin Corp.	16	472
PolyOne Corp.	10	366
PPG Industries Inc.	13	1,368
Praxair Inc.	14	1,822
RPM International Inc.	8	415
Scotts Miracle-Gro Co.	5	480
Sensient Technologies Corp.	5	372
Sherwin-Williams Co.	4	1,349

Total Chemicals		30,929

Construction Materials - 1.5%
Eagle Materials Inc.	58	5,458
Martin Marietta Materials Inc.	76	17,208
Summit Materials Inc., Class A Shares	137	3,896	*
U.S. Lime & Minerals Inc.	8	650
US Concrete Inc.	22	1,724	*
Vulcan Materials Co.	159	19,576

Total Construction Materials		48,512

Containers & Packaging - 1.0%
AptarGroup Inc.	18	1,457
Avery Dennison Corp.	25	2,323
Ball Corp.	84	3,520
Bemis Co. Inc.	23	975
Berry Global Group Inc.	35	1,963	*
Crown Holdings Inc.	37	2,200	*
Graphic Packaging Holding Co.	79	1,042
Greif Inc., Class A Shares	10	561
International Paper Co.	95	5,223
Myers Industrials Inc.	22	374
Owens-Illinois Inc.	36	860	*
Packaging Corp. of America	26	2,846
Sealed Air Corp.	42	1,827
Silgan Holdings Inc.	20	606
Sonoco Products Co.	29	1,406
WestRock Co.	59	3,388

Total Containers & Packaging		30,571

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Metals & Mining - 2.0%
AK Steel Holding Corp.	147	$832	*
Alcoa Corp.	103	3,749
Allegheny Technologies Inc.	48	909
Carpenter Technology Corp.	21	849
Century Aluminum Co.	41	688	*
Cleveland-Cliffs Inc.	183	1,413	*
Coeur Mining Inc.	120	993	*
Commercial Metals Co.	72	1,339
Compass Minerals International Inc.	14	967
Freeport-McMoRan Inc.	751	10,980	*
Haynes International Inc.	17	532
Hecla Mining Co.	208	1,125
Kaiser Aluminum Corp.	7	681
Materion Corp.	9	346
McEwen Mining Inc.	229	598
Newmont Mining Corp.	274	10,184
Nucor Corp.	170	9,804
Reliance Steel & Aluminum Co.	38	2,750
Royal Gold Inc.	36	3,120
Schnitzer Steel Industries Inc., Class A Shares	21	542
Steel Dynamics Inc.	132	4,674
SunCoke Energy Inc.	46	412	*
TimkenSteel Corp.	45	715	*
United States Steel Corp.	102	2,396
Worthington Industries Inc.	28	1,419

Total Metals & Mining		62,017

TOTAL MATERIALS		172,029

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities Inc.	5	606
American Campus Communities Inc.	9	431
American Homes 4 Rent, Class A Shares	17	391
American Tower Corp.	33	4,499
Apartment Investment and Management Co., Class A Shares	12	547
Apple Hospitality REIT Inc.	43	794
AvalonBay Communities Inc.	12	2,308
Boston Properties Inc.	13	1,572
Brandywine Realty Trust	23	387
Brixmor Property Group Inc.	31	607
Camden Property Trust	7	628
Colony NorthStar Inc., Class A Shares	68	996
CoreCivic Inc.	21	582
Coresite Realty Corp.	5	543
Corporate Office Properties Trust	12	399
Cousins Properties Inc.	62	570
Crown Castle International Corp.	30	3,017
CubeSmart	15	370
CyrusOne Inc.	8	478
DCT Industrial Trust Inc.	8	451
DiamondRock Hospitality Co.	51	596
Digital Realty Trust Inc.	12	1,384
Douglas Emmett Inc.	11	421
Duke Realty Corp.	30	858
DuPont Fabros Technology Inc.	10	623
EastGroup Properties Inc.	5	436
Empire State Realty Trust Inc., Class A Shares	17	355
EPR Properties	5	362
Equinix Inc.	6	2,704
Equity Commonwealth	11	347	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Equity Lifestyle Properties Inc.	6	$524
Equity Residential	30	2,042
Essex Property Trust Inc.	6	1,570
Extra Space Storage Inc.	10	795
Federal Realty Investment Trust	7	928
First Industrial Realty Trust Inc.	13	397
Forest City Realty Trust Inc., Class A Shares	24	585
Gaming and Leisure Properties Inc.	19	721
GEO Group Inc.	18	528
GGP Inc.	52	1,176
Global Net Lease Inc.	27	594
Government Properties Income Trust	19	337
Gramercy Property Trust	13	393
HCP Inc.	40	1,266
Healthcare Realty Trust Inc.	10	333
Highwoods Properties Inc.	7	361
Hospitality Properties Trust	11	320
Host Hotels & Resorts Inc.	69	1,288
Hudson Pacific Properties Inc.	10	327
Iron Mountain Inc.	18	656
JBG SMITH Properties	8	266	*
Kilroy Realty Corp.	8	555
Kimco Realty Corp.	36	726
Lamar Advertising Co., Class A Shares	8	565
LaSalle Hotel Properties	20	591
Lexington Realty Trust	37	377
Liberty Property Trust	13	546
Macerich Co.	12	689
Mack-Cali Realty Corp.	13	341
Mid-America Apartment Communities Inc.	9	932
National Health Investors Inc.	5	386
National Retail Properties Inc.	11	440
New Senior Investment Group Inc.	48	499
OMEGA Healthcare Investors Inc.	16	505
Outfront Media Inc.	15	343
Paramount Group Inc.	24	393
Park Hotels & Resorts Inc.	22	592
Pebblebrook Hotel Trust	11	370
Physicians Realty Trust	17	317
Piedmont Office Realty Trust Inc., Class A Shares	16	336
Potlatch Corp.	10	479
Prologis Inc.	48	2,919
Public Storage	14	2,878
RAIT Financial Trust	160	320
Ramco-Gershenson Properties Trust	47	662
Rayonier Inc.	12	349
Realty Income Corp.	21	1,198
Regency Centers Corp.	12	795
Retail Opportunity Investments Corp.	16	324
Rexford Industrial Realty Inc.	18	513
RLJ Lodging Trust	22	466
Sabra Health Care REIT Inc.	15	348
SBA Communications Corp.	11	1,513	*
Select Income REIT	13	305
Senior Housing Properties Trust	21	408
Simon Property Group Inc.	24	3,804
SL Green Realty Corp.	8	826
Spirit Realty Capital Inc.	42	333
STAG Industrial Inc.	14	382
Summit Hotel Properties Inc.	25	448
Sun Communities Inc.	14	1,246
Sunstone Hotel Investors Inc.	24	391
Terreno Realty Corp.	21	727
UDR Inc.	23	899
Uniti Group Inc.	14	358

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Ventas Inc.	29	$1,953
VEREIT Inc.	86	715
Vornado Realty Trust	15	1,190
Washington Real Estate Investment Trust	11	368
Welltower Inc.	32	2,348
Weyerhaeuser Co.	71	2,344
WP Carey Inc.	8	548
Xenia Hotels & Resorts Inc.	18	366

TOTAL REAL ESTATE		85,895

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T Inc.	713	27,807
CenturyLink Inc.	67	1,559
Cogent Communications Holdings Inc.	11	459
Level 3 Communications Inc.	37	2,171	*
ORBCOMM Inc.	40	465	*
Verizon Communications Inc.	474	22,942
Vonage Holdings Corp.	51	337	*
Zayo Group Holdings Inc.	18	590	*

TOTAL TELECOMMUNICATION SERVICES		56,330

UTILITIES - 6.7%
Electric Utilities - 2.5%
ALLETE Inc.	11	806
Alliant Energy Corp.	37	1,500
American Electric Power Co. Inc.	77	5,432
Duke Energy Corp.	112	9,533
Edison International	48	3,777
El Paso Electric Co.	10	519
Entergy Corp.	31	2,378
Eversource Energy	50	3,039
Exelon Corp.	153	5,866
FirstEnergy Corp.	94	2,999
Great Plains Energy Inc.	36	1,111
Hawaiian Electric Industries Inc.	26	858
IDACORP Inc.	12	1,036
MGE Energy Inc.	9	599
NextEra Energy Inc.	74	10,811
OGE Energy Corp.	31	1,112
Otter Tail Corp.	13	526
PG&E Corp.	79	5,347
Pinnacle West Capital Corp.	15	1,301
PNM Resources Inc.	20	797
Portland General Electric Co.	21	938
PPL Corp.	108	4,140
Southern Co.	158	7,573
Westar Energy Inc.	28	1,421
Xcel Energy Inc.	78	3,690

Total Electric Utilities		77,109

Gas Utilities - 1.8%
Atmos Energy Corp.	124	10,758
Chesapeake Utilities Corp.	21	1,622
National Fuel Gas Co.	93	5,507
New Jersey Resources Corp.	105	4,426
Northwest Natural Gas Co.	34	2,145
ONE Gas Inc.	64	4,658
South Jersey Industries Inc.	95	3,227
Southwest Gas Holdings Inc.	57	4,566
Spire Inc.	54	3,920
UGI Corp.	210	10,599
WGL Holdings Inc.	61	5,229

Total Gas Utilities		56,657

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
Multi-Utilities - 2.4%
Ameren Corp.		73	$4,095
Avista Corp.		23	1,210
Black Hills Corp.		19	1,324
CenterPoint Energy Inc.		141	3,975
CMS Energy Corp.		86	3,977
Consolidated Edison Inc.		92	7,623
Dominion Energy Inc.		198	15,282
DTE Energy Co.		54	5,781
MDU Resources Group Inc.		68	1,792
NiSource Inc.		106	2,762
NorthWestern Corp.		17	982
Public Service Enterprise Group Inc.		158	7,105
SCANA Corp.		43	2,768
Sempra Energy		75	8,476
Unitil Corp.		13	660
Vectren Corp.		30	1,803
WEC Energy Group Inc.		98	6,171

Total Multi-Utilities			75,786

TOTAL UTILITIES			209,552

TOTAL COMMON STOCKS (Cost - $2,692,774)			3,085,909

INVESTMENTS IN UNDERLYING FUNDS - 0.2%
Schwab U.S. Broad Market ETF (Cost - $5,783)		100	5,964

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,698,557)			3,091,873

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $13,420)	0.938%	13,420	13,420

TOTAL INVESTMENTS - 99.9% (Cost - $2,711,977#)			3,105,293
Other Assets in Excess of Liabilities - 0.1%			2,007

TOTAL NET ASSETS - 100.0%			$3,107,300

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted

Notes to Schedule of Investments (unaudited) (continued)

securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$363,834	—	$0	*	$363,834
Other Common Stocks	2,722,075	—	—		2,722,075
Investments in Underlying Funds	5,964	—	—		5,964

Total Long-Term Investments	3,091,873	—	0	*	3,091,873

Short-Term Investments†	13,420	—	—		13,420

Total Investments	$3,105,293	—	$0	*	$3,105,293

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$459,365
Gross unrealized depreciation	(66,049)

Net unrealized appreciation	$393,316

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2017